Balance Sheet - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 772,121
Prepaid expenses	274,194
Total current assets	1,046,315
Marketable securities held in trust account	82,996,651
TOTAL ASSETS	84,042,966
Current liabilities
Accounts payable	71,469	$ 3,272
Total current liabilities	71,469	3,272
TOTAL LIABILITIES	71,469	3,272
COMMITMENTS AND CONTINGENCIES
Common stock, $0.0001 par value, subject to possible redemption, 8,050,000 and 0 shares at redemption value, respectively	82,996,651
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 400,000,000 shares authorized; 2,107,750 and 0 shares issued and outstanding, respectively (excluding 8,050,000 and 0 shares subject to possible redemption, respectively)	211
Additional paid-in capital	887,401
Retained earnings (Accumulated deficit)	87,234	(3,272)
Total Stockholders' Equity (Deficit)	974,846	$ (3,272)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 84,042,966